Consolidated statement of comprehensive income - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Statement of comprehensive income [abstract]
Net income	$ 1,348	$ 1,182	$ 1,319	$ 2,530	$ 2,647
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations	616	(66)	1,422	550	(140)
Net gains (losses) on hedges of investments in foreign operations	(333)	38	(886)	(295)	94
Other comprehensive income, net of tax, exchange differences on translation	283	(28)	536	255	(46)
Net change in debt securities measured at FVOCI
Net gains (losses) on securities measured at FVOCI	50	98	(43)	148	(87)
Net (gains) losses reclassified to net income	(14)	(6)	(18)	(20)	(25)
Other comprehensive income, net of tax, debt securities	36	92	(61)	128	(112)
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	55	44	(75)	99	(21)
Net (gains) losses reclassified to net income	(13)	(1)	36	(14)	(12)
Other comprehensive income, net of tax, cash flow hedges	42	43	(39)	85	(33)
OCI, net of income tax, that is not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans	(8)	(135)	(5)	(143)	102
Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk	(6)	10	1	4	(2)
Net gains (losses) on equity securities designated at FVOCI	(3)	2	4	(1)	18
Total OCI	344	(16)	436	328	(73)
Comprehensive income	1,692	1,166	1,755	2,858	2,574
Comprehensive income attributable to non-controlling interests	7	4	6	11	11
Preferred shareholders	28	23	24	51	42
Common shareholders	1,657	1,139	1,725	2,796	2,521
Comprehensive income attributable to equity shareholders	1,685	1,162	1,749	2,847	2,563
Net foreign currency translation adjustments
Income tax (expense) benefit, Net gains (losses) on investments in foreign operations	(4)		(44)	(4)	4
Income tax (expense) benefit, Net gains (losses) on hedges of investments in foreign operations	4	(2)	117	2	(3)
Income tax (expense) benefit recognized in other comprehensive income relating to exchange differences on translation		(2)	73	(2)	1
Net change in debt securities measured at FVOCI
Income tax (expense) benefit, Net gains (losses) on securities measured at FVOCI	(2)	(18)	8	(20)	12
Income tax (expense) benefit, Net (gains) losses reclassified to net income	5	2	6	7	7
Income tax (expense) benefit recognized in other comprehensive income relating to debt securities measured at FVOCI	3	(16)	14	(13)	19
Net change in cash flow hedges
Income tax (expense) benefit, Net gains (losses) on derivatives designated as cash flow hedges	(20)	(16)	27	(36)	7
Income tax (expense) benefit, Net (gains) losses reclassified to net income	5	1	(13)	6	5
Income tax (expense) benefit recognized in other comprehensive income relating to cash flow hedges	(15)	(15)	14	(30)	12
Not subject to subsequent reclassification to net income
Income tax (expense) benefit, Net gains (losses) on post-employment defined benefit plans	3	42	2	45	(38)
Income tax (expense) benefit, Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk	2	(4)		(2)	1
Income tax (expense) benefit, Net gains (losses) on equity securities designated at FVOCI	1		(2)	1	(6)
Income tax (expense) benefit relating to components of other comprehensive income	$ (6)	$ 5	$ 101	$ (1)	$ (11)